Separate Account Assets and Liabilities - Separate account assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	$ 87,357	$ 84,853		$ 109,111
Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		48,866		64,672
Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		9,250		10,759
Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		24,764		32,361
Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		1,973		1,319
Individual Retirement
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	46,296	45,178	$ 53,338	57,927
Individual Retirement | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	23,845	22,990	26,931	29,158
Individual Retirement | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	3,915	3,802	4,401	4,745
Individual Retirement | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	17,818	17,663	21,402	23,460
Individual Retirement | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	718	723	604	564
Group Retirement
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	35,792	34,361	41,342	45,138
Group Retirement | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	26,433	24,608	30,844	33,849
Group Retirement | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	3,571	4,081	4,176	4,496
Group Retirement | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	5,254	5,113	5,866	6,326
Group Retirement | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value	$ 534	559	$ 456	467
Life Insurance
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		799		1,044
Life Insurance | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		687		917
Life Insurance | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		46		50
Life Insurance | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		49		60
Life Insurance | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		17		17
Institutional Markets
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		4,515		5,002
Institutional Markets | Equity Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		581		748
Institutional Markets | Bond Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		1,321		1,468
Institutional Markets | Balanced Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		1,939		2,515
Institutional Markets | Money Market Funds
Fair Value, Separate Account Investment [Line Items]
Separate account assets, at fair value		$ 674		$ 271